Property Held for Lease, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Net book value of property buyouts	$ 45,589	$ 31,140	$ 11,737
Impairment expense	14,566	17,064	9,979
Depreciation expense	$ 143,671	$ 111,364	$ 47,019